Customer and Supplier Concentration (Details)	6 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Customer and Supplier Concentration (Details) [Line Items]
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.
Raw materials purchase percentage		10.00%
Percentage pf purchases	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Customer and Supplier Concentration (Details) [Line Items]
Total revenues, percentage	23.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Customer and Supplier Concentration (Details) [Line Items]
Total revenues, percentage	11.00%